Long-term debt (Details 5)											1 Months Ended		1 Months Ended								1 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Export Development Canada USD ($)	Oct. 30, 2010 Export Development Canada USD ($)	Jun. 30, 2012 BNDES - equipment finance USD ($)	Jun. 30, 2012 BNDES - equipment finance BRL	Mar. 31, 2011 BNDES - equipment finance USD ($)	Mar. 31, 2011 BNDES - equipment finance BRL	Apr. 30, 2008 BNDES - equipment finance USD ($)	Apr. 30, 2008 BNDES - equipment finance BRL	May 31, 2008 Mining project agreements USD ($)	May 31, 2008 NEXI USD ($)	Jun. 30, 2012 NEXI USD ($)	May 31, 2008 JBIC USD ($)	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ($) Y carrier	Jun. 30, 2012 Export Import Bank of China and the Bank of China Limited USD ($)	Jun. 30, 2012 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2012 Banco Nacional De Desenvolvimento Economico Social BRL	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social BRL	Jun. 30, 2012 Vale S.A., Vale Canada Limited and Vale International USD ($)	Aug. 31, 2011 Syndicate of financial institutions USD ($) shipyard carrier capesize	Jun. 30, 2012 Syndicate of financial institutions USD ($)
Debt Instrument
Amount available under the facility, maximum			$ 1,000,000,000					$ 4,000,000,000	7,300,000,000	$ 5,000,000,000				$ 1,229,000,000							$ 530,000,000
Amount withdrawn under credit facility		675,000,000		1,432,000,000	2,849,000,000							300,000,000			712,000,000	322,000,000	641,000,000					265,000,000
Line of credit repayment term (in years)														13
Construction schedule, period for disbursing funds (in years)														3
Number of shipyards																					2
Amount available for investments from the facility																				3,000,000,000
Export facility agreement through PT International											2,000,000,000		3,000,000,000
Secured Debt	1,088,000,000
Number of ore carriers acquired through financing																					5
Number of capesizes bulkers acquired through financing																					2
Number of ore carriers build through financing														12
Increased borrowing capacity under the facility						$ 52,000,000	103,000,000											$ 389,000,000	774,000,000